Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment consisted of the following as of December 31, 2021 and 2020 (in thousands):

	As of December 31,
	2021	2020
Furniture, fixtures and Equipment	$72	$167
Vehicles	—	39
Property and equipment, gross	72	206
Less: accumulated depreciation	(67)	(193)
Property and equipment, net	$5	$13